Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 17,484	$ 227,283
Value of intangible asset	205,162	265,249
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	84,518	144,448
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	111,242	110,519
TTS Wireless [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	10,032
TTS Wireless [Member] | Trademarks [Member]
Goodwill [Line Items]
Value of intangible asset	$ 1,300
Useful life of intangible assets	4 years
TTS Wireless [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 2,100
Useful life of intangible assets	6 years
TTS Wireless [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 29,500
Useful life of intangible assets	6 years
Vubiquity [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions		148,184
Vubiquity [Member] | Trademarks [Member]
Goodwill [Line Items]
Value of intangible asset		$ 10,104
Useful life of intangible assets		8 years
Vubiquity [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset		$ 45,692
Useful life of intangible assets		5 years
Vubiquity [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset		$ 38,630
Useful life of intangible assets		9 years
Projekt 202 [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions		$ 34,390
Projekt 202 [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset		$ 19,835
Useful life of intangible assets		4 years
UXP Systems [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions		$ 40,629
UXP Systems [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset		$ 31,552
Useful life of intangible assets		5 years
UXP Systems [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset		$ 6,552
Useful life of intangible assets		5 years